ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2012
ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE
ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE

7. ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE

        In 2012, the Company approved and in September began actively implementing a plan to sell a majority interest in PS Yandex.Money LLC and its subsidiary NBCO Yandex.Money LLC (together, "Yandex.Money"). On December 19, 2012, the Company signed an agreement with OJSC Sberbank of Russia ("Sberbank") for the sale of a 75% less one ruble interest in the charter capital of Yandex.Money for RUR 1,822 ($60.0), with Yandex retaining a blocking interest (25% plus one ruble). The deal is expected to close in the first half of 2013.

        The Company intends to retain a non-controlling interest and significant influence over Yandex.Money's business as its electronic money system will continue to be one of the primary payment means for the Company's advertising services. Accordingly, Yandex.Money's results of operations are classified within continuing operations. Balances and cash flows related to assets held for sale are reclassified from their historical presentation to assets held for sale and liabilities related to assets held for sale and cash flows related to changes in assets held for sale and liabilities related to assets held for sale, respectively.

        Yandex.Money's assets held for sale and liabilities related to assets held for sale as of December 31, 2011 and 2012 consisted of the following:

	December 31, 2011	December 31, 2012	December 31, 2012
	RUR	RUR	$
Assets held for sale
Cash and cash equivalents	392	1,164	38.3
Term deposits	490	150	4.9
Funds receivable, net	168	190	6.3
Goodwill	378	378	12.4
Other	120	142	4.7

Total assets held for sale	1,548	2,024	66.6

Liabilities related to assets held for sale
Funds payable and amounts due to customers	1,174	1,596	52.5
Other	22	23	0.8

Total liabilities related to assets held for sale	1,196	1,619	53.3

        Funds receivable and payable relate to online payments processing by Yandex.Money. When customers fund their Yandex.Money accounts using payment cards, bank accounts or a payment system, or initiate a payment transfer, there is a clearing period of some days before the cash is received by Yandex.Money or transferred to the bank. Yandex.Money holds customer balances as direct claims against Yandex.Money and includes such balances as cash and cash equivalents with an offsetting current liability in funds payable and amounts due to customers.

        In addition to Yandex.Money's assets and liabilities, assets held for sale as of December 31, 2011 and 2012 contained RUR 108 and nil, respectively, of server equipment held for sale.